Financial risk management - Summary of the capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Tier I common equity capital	₩ 37,287,768	₩ 35,469,554
Additional tier 1 capital	6,018,792	4,965,931
Tier I capital	43,306,560	40,435,485
Tier II capital	3,714,400	3,427,951
Total capital (A)	47,020,960	43,863,436
Total risk-weighted assets (B)	₩ 291,542,598	₩ 270,692,183
Capital adequacy ratio (A/B)	16.13%	16.20%
Tier I capital adequacy ratio	14.85%	14.94%
Common stock ratio	12.79%	13.10%